Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Merchandise		$ 31,435	$ 27,937
Food and beverage		5,152	4,461
Supplies			33
Inventories	$ 37,886	$ 36,587	$ 32,431